SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Contract Liabilities
As of January 1,	$ 3,274	$ 4,319
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(106)	(140)
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year in respect of machines still under production	2,108	2,781	4,319
As of December 31,	$ 5,276	$ 6,960	$ 4,319